PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of useful life of property, plant and equipment

		Leasehold		Machinery and
	Computers	improvements	Furniture	Equipment	Total
Cost
January 1, 2021	866	467	470	178	1,981
Additions	90	10	111	—	211
December 31, 2021	956	477	581	178	2,192
Depreciation
January 1, 2021	(570)	(171)	(122)	(128)	(991)
Additions	(144)	(41)	(44)	—	(229)
December 31, 2021	(714)	(212)	(166)	(128)	1,220
Net Book value December 31, 2021	242	265	415	50	972

		Leasehold		Machinery and
	Computers	improvements	Furniture	Equipment	Total
Cost
January 1, 2020	740	380	390	178	1,688
Additions	126	87	80	—	293
December 31, 2020	866	467	470	178	1,981
Depreciation
January 1, 2020	(446)	(97)	(90)	(64)	(697)
Additions	(124)	(74)	(32)	(64)	(294)
December 31, 2020	(570)	(171)	(122)	(128)	(991)
Net Book value December 31, 2020	296	296	348	50	990